16. Contingent Liability (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Loans sold through the MPF program	$ 53,255,305	$ 54,682,000
Notional amount of the maximum CEO	2,155,052	2,103,622
Accrued contingent liability	$ 119,194	$ 123,938